RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of nature of the relationships with related parties

Name	Relationship with the Company
Beijing Weiwang Tonglian Media Technology Co., Ltd. (“Lmobile Media”) (i)	Controlled by Maodong
Maodong	Shareholder
Beijing Wowo Shiji Information Technology Co., Ltd. (“Beijing Wowo Shiji”)	Controlled by top management of the Company
Rizhao Yinxingshu Equity Investment Fund, L.P (“Yinxingshu”) (ii)	Controlled by Maodong
Beijing Shiletao Ecommerce Co., Ltd (“Shiletao”) (iii)	Controlled by Maodong
Dallsfield Ltd.	Controlled by Maodong

(i)	Previously known as Beijing Baifen Tonglian Media Technology Co., Ltd. and the name change permit granted by governmental authority in May 2014.

(ii)	Previously known as Rizhao Yinxingshu Business Information Consulting Center and the name change permit granted by governmental authority in May 2014.

(iii)

On March 26, 2014, Maodong contributed RMB9 million as registered capital of Shiletao and held 90% equity interests immediately after the transaction. Following the capital contribution by Maodong, Madong became the common shareholder of the Group and Shiletao. Shiletao became a related party of the Group. The amount due to Shiletao was reclassified as amount due to related parties since March 26, 2014.

Schedule of balances due from/to the related parties

	December 31,		December 31,
	2013		2014
Amount due from Wowo Shiji (i)	$3,799	(i)	$—
Total	$3,799		$—

(i)The amount represents payments of operating expenses and purchasing software on behalf of Beijing Wowo Shiji.

	December 31,	December 31,
	2013	2014
Amount due to Yinxingshu (iii)	$12,058,724	$32,717,713
Amount due to Maodong (iii)	13,528,897	28,027,637
Amount due to Shiletao (iii)	—	969,927
Amount due to Dallsfield (iii)	—	250,000
Amount due to Lmobile Media (ii)	666,712	403,585
Total	$26,254,333	$62,368,862

(ii) The amount represents short messaging service (‘‘SMS’’) distribution platform fee, which has not been paid to Lmobile Media.

(iii) The amount represents the funds provided by Maodong, to support the working capital for the Group’s daily operations. The funds provided by Maodong are interest-free with maturity of 90 days and are repayable on demand once the loans fall due. As of December 31, 2014, out of $61,965,277 total loan amount $51,650,333 had become overdue and the remaining balance $10,314,944 was due within 90 days. On September 19, 2014, the Company and Maodong agreed to convert all indebtedness owed to Maodong into ordinary shares at the IPO price subject to the completion of the IPO. As the IPO was completed in April 2015